Property (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property
Property

(Millions)	Useful Lives (years)	2012	2011
Land and land improvements	5-30	$504	$482
Buildings	20-40	1,568	1,482
Machinery and equipment	5-25	5,952	5,736
Other	3-20	735	694
Construction in progress		271	220
Total(1)		$9,030	$8,614

(1)	Interest capitalized in 2012, 2011 and 2010 was $8 million, $9 million and $7 million, respectively.